UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital
ESG SMID Cap Fund
Institutional Class/KESGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Kennedy Capital ESG SMID Cap Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital ESG SMID Cap Fund (Institutional Class/KESGX)	$41	0.82%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$65,754,362
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
CyberArk Software, Ltd.	2.2%
TriMas Corp.	2.0%
TD SYNNEX Corp.	1.9%
Teledyne Technologies, Inc.	1.9%
Regal Rexnord Corp.	1.8%
Woodward, Inc.	1.7%
TopBuild Corp.	1.6%
LPL Financial Holdings, Inc.	1.6%
Carlisle Cos., Inc.	1.6%
Post Holdings, Inc.	1.6%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/esg-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Growth Fund
Institutional Class/KGROX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Growth Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Growth Fund (Institutional Class/KGROX)	$44	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$472,906
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Magnite, Inc.	3.9%
Comfort Systems USA, Inc.	3.6%
Chefs' Warehouse, Inc.	3.0%
Shift4 Payments, Inc. - Class A	2.9%
MACOM Technology Solutions Holdings, Inc.	2.8%
Casella Waste Systems, Inc. - Class A	2.7%
Planet Fitness, Inc. - Class A	2.7%
Wingstop, Inc.	2.7%
JFrog, Ltd.	2.5%
Universal Technical Institute, Inc.	2.4%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kgrox-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Kennedy Capital
Small Cap Value Fund
Institutional Class/KVALX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Kennedy Capital Small Cap Value Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kennedy Capital Small Cap Value Fund (Institutional Class/KVALX)	$44	0.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,951,814
Total number of portfolio holdings	111
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Bank OZK	1.8%
Alamo Group, Inc.	1.8%
AZZ, Inc.	1.6%
IES Holdings, Inc.	1.6%
Pinnacle Financial Partners, Inc.	1.6%
1st Source Corp.	1.5%
Wintrust Financial Corp.	1.5%
Aris Water Solutions, Inc. - Class A	1.4%
Gates Industrial Corp. PLC	1.4%
Valmont Industries, Inc.	1.3%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.kennedycapital.com/kvalx-mutual-fund/. You can also request this information by contacting us at (877) 882-8825.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 882-8825 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Kennedy Capital Small Cap Value Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

Kennedy Capital Small Cap Growth Fund

(Institutional Class: KGROX)

Kennedy Capital Small Cap Value Fund

(Institutional Class: KVALX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2025

Kennedy Capital ESG SMID Cap Fund

Kennedy Capital Small Cap Growth Fund

Kennedy Capita Small Cap Value Fund

Each a series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Kennedy Capital ESG SMID Cap Fund	1
Kennedy Capital Small Cap Growth Fund	5
Kennedy Capital Small Cap Value Fund	8
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets
Kennedy Capital ESG SMID Cap Fund	14
Kennedy Capital Small Cap Growth Fund	15
Kennedy Capital Small Cap Value Fund	16
Financial Highlights
Kennedy Capital ESG SMID Cap Fund	17
Kennedy Capital Small Cap Growth Fund	18
Kennedy Capital Small Cap Value Fund	19
Notes to Financial Statements	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	CONSUMER DISCRETIONARY — 11.1%
7,177	Acushnet Holdings Corp.	$522,629
26,601	Bath & Body Works, Inc.	796,966
5,032	Boot Barn Holdings, Inc.*	764,864
7,240	Brunswick Corp.	399,938
1,367	Cavco Industries, Inc.*	593,866
11,940	LKQ Corp.	441,899
1,688	Pool Corp.	492,018
7,493	SharkNinja, Inc. *,1	741,732
3,312	TopBuild Corp.*	1,072,227
2,128	Winmark Corp.	803,554
7,963	Wyndham Hotels & Resorts, Inc.	646,675
		7,276,368
	CONSUMER STAPLES — 3.0%
9,306	Post Holdings, Inc.*	1,014,633
12,069	U.S. Foods Holding Corp.*	929,434
		1,944,067
	ENERGY — 1.4%
20,147	Atlas Energy Solutions, Inc.	269,365
26,472	ChampionX Corp.	657,565
		926,930
	FINANCIALS — 14.0%
3,560	Assurant, Inc.	703,064
7,941	Commerce Bancshares, Inc.	493,692
8,280	East West Bancorp, Inc.	836,115
3,817	Jack Henry & Associates, Inc.	687,709
2,788	LPL Financial Holdings, Inc.	1,045,416
7,661	Popular, Inc.[1]	844,319
7,451	Ryan Specialty Holdings, Inc.	506,594
5,268	Selective Insurance Group, Inc.	456,472
7,931	SouthState Corp.	729,890
8,733	Stifel Financial Corp.	906,311
11,186	Voya Financial, Inc.	794,206
6,433	Western Alliance Bancorp	501,645
5,837	Wintrust Financial Corp.	723,671
		9,229,104
	HEALTH CARE — 9.4%
19,921	AtriCure, Inc.*	652,811
1,376	Chemed Corp.	670,016
7,132	Encompass Health Corp.	874,597
19,081	Enovis Corp.*	598,380
7,410	Globus Medical, Inc. - Class A*	437,338

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
10,882	Hologic, Inc.*	$709,071
3,743	ICON PLC*,1	544,419
3,190	ICU Medical, Inc.*	421,558
10,054	Ionis Pharmaceuticals, Inc.*	397,234
81,415	Neogen Corp.*	389,164
4,053	Neurocrine Biosciences, Inc.*	509,422
		6,204,010
	INDUSTRIALS — 28.6%
9,941	AAON, Inc.	733,149
9,513	Albany International Corp. - Class A	667,147
18,014	Atmus Filtration Technologies, Inc.	656,070
1,649	CACI International, Inc. - Class A*	786,078
2,720	Carlisle Cos., Inc.	1,015,648
6,396	Casella Waste Systems, Inc. - Class A*	737,971
5,175	Concentrix Corp.	273,525
4,190	Crane Co.	795,639
4,036	Esab Corp.	486,540
3,744	ESCO Technologies, Inc.	718,361
8,760	Franklin Electric Co., Inc.	786,122
35,145	Gates Industrial Corp. PLC*,1	809,389
4,608	Generac Holdings, Inc.*	659,912
6,662	Hexcel Corp.	376,336
3,304	IDEX Corp.	580,083
4,527	ITT, Inc.	709,969
13,896	Mercury Systems, Inc.*	748,439
2,908	MSA Safety, Inc.	487,177
1,563	Nordson Corp.	335,060
8,289	Regal Rexnord Corp.	1,201,574
18,905	REV Group, Inc.	899,689
4,856	SPX Technologies, Inc.*	814,254
22,759	Thermon Group Holdings, Inc.*	639,073
4,577	Trex Co., Inc.*	248,897
2,606	Valmont Industries, Inc.	851,041
4,536	Woodward, Inc.	1,111,728
19,124	Zurn Elkay Water Solutions Corp.	699,365
		18,828,236
	INFORMATION TECHNOLOGY — 15.7%
20,413	Allegro MicroSystems, Inc.*	697,920
6,611	Blackbaud, Inc.*	424,492
9,536	Coherent Corp.*	850,707
3,510	CyberArk Software, Ltd.*,1	1,428,149
8,541	Descartes Systems Group, Inc.*,1	868,150
16,361	FARO Technologies, Inc.*	718,575

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
2,573	Manhattan Associates, Inc.*	$508,090
2,193	OSI Systems, Inc.*	493,118
3,475	SPS Commerce, Inc.*	472,913
9,137	TD SYNNEX Corp.	1,239,891
2,414	Teledyne Technologies, Inc.*	1,236,716
11,191	Trimble, Inc.*	850,292
22,519	Unity Software, Inc.*	544,960
		10,333,973
	MATERIALS — 7.1%
3,217	Avery Dennison Corp.	564,487
9,521	Avient Corp.	307,624
6,188	Knife River Corp.*	505,188
3,818	Quaker Chemical Corp.	427,387
3,114	Reliance, Inc.	977,485
5,060	RPM International, Inc.	555,790
45,967	TriMas Corp.	1,315,116
		4,653,077
	REAL ESTATE — 3.4%
2,019	Jones Lang LaSalle, Inc.*	516,420
27,075	Kite Realty Group Trust - REIT	613,249
4,664	Mid-America Apartment Communities, Inc. - REIT	690,318
31,931	Xenia Hotels & Resorts, Inc. - REIT	401,373
		2,221,360
	UTILITIES — 2.1%
15,799	California Water Service Group	718,539
17,887	Essential Utilities, Inc.	664,323
		1,382,862
	TOTAL COMMON STOCKS
	(Cost $53,894,241)	62,999,987
	SHORT-TERM INVESTMENTS — 3.9%
2,528,868	Goldman Sachs FS Government Fund - Institutional Class, 4.11%[2]	2,528,868
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,528,868)	2,528,868

	TOTAL INVESTMENTS — 99.7%
	(Cost $56,423,109)	65,528,855
	Other Assets in Excess of Liabilities — 0.3%	225,507
	NET ASSETS — 100.0%	$65,754,362

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.2%
	COMMUNICATION SERVICES — 3.9%
755	Magnite, Inc.*	$18,211

	CONSUMER DISCRETIONARY — 14.9%
67	Boot Barn Holdings, Inc.*	10,184
136	Champion Homes, Inc.*	8,515
132	Dutch Bros, Inc. - Class A*	9,025
32	Installed Building Products, Inc.	5,770
118	Planet Fitness, Inc. - Class A*	12,868
339	Universal Technical Institute, Inc.*	11,489
38	Wingstop, Inc.	12,796
		70,647
	CONSUMER STAPLES — 3.0%
220	Chefs' Warehouse, Inc.*	14,038

	ENERGY — 1.1%
226	Aris Water Solutions, Inc. - Class A	5,345

	FINANCIALS — 9.1%
111	Axos Financial, Inc.*	8,441
216	Baldwin Insurance Group, Inc.*	9,247
567	BGC Group, Inc.	5,800
59	Coastal Financial Corp.*	5,715
141	Shift4 Payments, Inc. - Class A*	13,975
		43,178
	HEALTH CARE — 18.3%
683	Adaptive Biotechnologies Corp.*	7,957
59	Apogee Therapeutics, Inc.*	2,562
152	AtriCure, Inc.*	4,981
274	Avadel Pharmaceuticals PLC - ADR*	2,425
20	Axsome Therapeutics, Inc.*	2,088
152	Catalyst Pharmaceuticals, Inc.*	3,298
140	Edgewise Therapeutics, Inc.*	1,835
173	Enovis Corp.*	5,425
175	Fortrea Holdings, Inc.*	865
172	Globus Medical, Inc. - Class A*	10,151
50	Halozyme Therapeutics, Inc.*	2,601
66	Ionis Pharmaceuticals, Inc.*	2,608
92	LivaNova PLC*,1	4,142
232	Nurix Therapeutics, Inc.*	2,642
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
80	Protagonist Therapeutics, Inc.*	4,422
44	Rhythm Pharmaceuticals, Inc.*	2,780
80	Scholar Rock Holding Corp.*	2,834

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
249	Surgery Partners, Inc.*	$5,535
72	Verona Pharma PLC - ADR*	6,810
60	Viking Therapeutics, Inc.*	1,590
225	Waystar Holding Corp.*	9,196
		86,747
	INDUSTRIALS — 27.0%
87	AAON, Inc.	6,416
413	ACV Auctions, Inc. - Class A*	6,699
112	Casella Waste Systems, Inc. - Class A*	12,923
34	Chart Industries, Inc.*	5,598
32	Comfort Systems USA, Inc.	17,159
48	Crane Co.	9,115
93	Ducommun, Inc.*	7,685
54	Franklin Electric Co., Inc.	4,846
207	Leonardo DRS, Inc.	9,621
59	MasTec, Inc.*	10,055
126	Mercury Systems, Inc.*	6,786
74	Parsons Corp.*	5,311
34	Paylocity Holding Corp.*	6,161
224	Tetra Tech, Inc.	8,055
61	UFP Industries, Inc.	6,061
181	WillScot Holdings Corp.	4,959
		127,450
	INFORMATION TECHNOLOGY — 25.1%
61	ASGN, Inc.*	3,046
83	Astera Labs, Inc.*	7,505
28	CyberArk Software, Ltd.*,1	11,392
29	Fabrinet*,1	8,546
434	Freshworks, Inc.*	6,471
59	Impinj, Inc. *	6,553
305	Informatica, Inc. - Class A*	7,427
44	Insight Enterprises, Inc.*	6,076
87	Intapp, Inc.*	4,491
265	JFrog, Ltd.*,1	11,628
93	MACOM Technology Solutions Holdings, Inc.*	13,326
27	Onto Innovation, Inc.*	2,725
387	Penguin Solutions, Inc.*,1	7,666
251	SentinelOne, Inc. - Class A*	4,588
33	SiTime Corp.*	7,032
287	Vertex, Inc.*	10,141
		118,613

Kennedy Capital Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 1.8%
104	Knife River Corp.*	$8,490
	TOTAL COMMON STOCKS
	(Cost $357,524)	492,719
	SHORT-TERM INVESTMENTS — 3.8%
17,845	Goldman Sachs FS Government Fund - Institutional Class, 4.11%[3]	17,845
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,845)	17,845

	TOTAL INVESTMENTS — 108.0%
	(Cost $375,369)	510,564
	Liabilities in Excess of Other Assets — (8.0)%	(37,658)
	NET ASSETS — 100.0%	$472,906

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	CONSUMER DISCRETIONARY — 9.0%
5,116	Acushnet Holdings Corp.	$372,547
18,989	Dana, Inc.	325,661
6,208	Green Brick Partners, Inc.*	390,359
1,304	Installed Building Products, Inc.	235,137
3,854	Johnson Outdoors, Inc. - Class A	116,661
3,351	Modine Manufacturing Co.*	330,073
4,466	Patrick Industries, Inc.	412,078
5,954	Polaris, Inc.	242,030
12,068	Upbound Group, Inc.	302,907
8,111	YETI Holdings, Inc.*	255,659
		2,983,112
	CONSUMER STAPLES — 2.1%
3,009	BellRing Brands, Inc. - Class A*	174,311
3,492	Calavo Growers, Inc.	92,852
6,565	Chefs' Warehouse, Inc.*	418,913
		686,076
	ENERGY — 7.3%
19,823	Aris Water Solutions, Inc. - Class A	468,814
24,977	Atlas Energy Solutions, Inc. - Class A	333,942
8,386	HF Sinclair Corp.	344,497
14,224	Northern Oil & Gas, Inc.	403,250
38,270	Oil States International, Inc.*	205,127
10,094	Range Resources Corp.	410,523
9,674	SM Energy Co.	239,045
		2,405,198
	FINANCIALS — 26.5%
7,998	1st Source Corp.	496,436
3,735	Axos Financial, Inc.*	284,009
24,377	Banc of California, Inc.	342,497
12,582	Bank OZK	592,109
6,451	BankUnited, Inc.	229,591
5,480	Enterprise Financial Services Corp.	301,948
6,119	Equity Bancshares, Inc. - Class A	249,655
8,597	Five Star Bancorp	245,358
6,354	Hamilton Insurance Group, Ltd. - Class B*,1	137,373
25,120	Heritage Commerce Corp.	249,442
14,445	Home BancShares, Inc.	411,105
5,163	Kemper Corp.	333,220
4,078	Lakeland Financial Corp.	250,593
9,163	National Bank Holdings Corp. - Class A	344,620
14,531	Old Second Bancorp, Inc.	257,780
12,140	Origin Bancorp, Inc.	433,884

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,637	Pinnacle Financial Partners, Inc.	$511,971
1,073	Piper Sandler Cos.	298,230
4,993	Preferred Bank	432,119
4,694	QCR Holdings, Inc.	318,723
3,918	Selective Insurance Group, Inc.	339,495
3,464	SouthState Corp.	318,792
1,821	Stifel Financial Corp.	188,983
5,000	Texas Capital Bancshares, Inc.*	397,000
9,574	WaFd, Inc.	280,327
3,907	Wintrust Financial Corp.	484,390
		8,729,650
	HEALTH CARE — 9.1%
23,379	AdaptHealth Corp. - Class A*	220,464
2,233	Addus HomeCare Corp.*	257,219
12,251	ADMA Biologics, Inc.*	223,091
4,633	ANI Pharmaceuticals, Inc.*	302,303
18,931	Catalyst Pharmaceuticals, Inc.*	410,803
3,331	Corcept Therapeutics, Inc.*	244,495
6,642	Halozyme Therapeutics, Inc.*	345,517
736	Krystal Biotech, Inc.*	101,171
3,556	LeMaitre Vascular, Inc.	295,326
2,600	Mesa Laboratories, Inc.	244,972
22,212	Owens & Minor, Inc.*	202,129
8,820	Simulations Plus, Inc.	153,909
		3,001,399
	INDUSTRIALS — 21.0%
915	Acuity, Inc.	272,981
2,646	Alamo Group, Inc.	577,834
1,141	Applied Industrial Technologies, Inc.	265,226
6,873	Astec Industries, Inc.	286,535
5,683	AZZ, Inc.	536,930
7,225	Enerpac Tool Group Corp. - Class A	293,046
1,736	Enpro, Inc.	332,531
19,892	Gates Industrial Corp. PLC*,1	458,113
6,297	Gibraltar Industries, Inc.*	371,523
4,580	Hexcel Corp.	258,724
1,760	IES Holdings, Inc.*	521,365
22,367	Manitowoc Co., Inc.*	268,851
5,607	Mercury Systems, Inc.*	301,993
8,199	MRC Global, Inc.*	112,408
3,194	Oshkosh Corp.	362,647
2,139	REV Group, Inc.	101,795
1,959	Simpson Manufacturing Co., Inc.	304,252

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,745	UFP Industries, Inc.	$272,743
1,353	Valmont Industries, Inc.	441,849
18,685	Wabash National Corp.	198,622
2,110	WESCO International, Inc.	390,772
		6,930,740
	INFORMATION TECHNOLOGY — 6.6%
2,078	Axcelis Technologies, Inc.*	144,816
3,251	Belden, Inc.	376,466
4,366	Diodes, Inc.*	230,917
10,181	Ichor Holdings, Ltd.*,1	199,955
1,599	Insight Enterprises, Inc.*	220,798
4,041	MKS, Inc.	401,514
1,952	Plexus Corp.*	264,125
5,061	Progress Software Corp.	323,094
		2,161,685
	MATERIALS — 4.4%
11,318	Coeur Mining, Inc.*	100,277
1,442	Eagle Materials, Inc.	291,443
5,461	H.B. Fuller Co.	328,479
2,611	Hawkins, Inc.	371,023
1,705	Materion Corp.	135,326
1,982	Quaker Chemical Corp.	221,865
		1,448,413
	REAL ESTATE — 7.9%
12,617	American Assets Trust, Inc. - REIT	249,186
13,900	Americold Realty Trust - REIT	231,157
11,217	Community Healthcare Trust, Inc. - REIT	186,539
6,606	COPT Defense Properties - REIT	182,194
1,203	EastGroup Properties, Inc. - REIT	201,045
5,068	Essential Properties Realty Trust, Inc. - REIT	161,720
3,223	First Industrial Realty Trust, Inc. - REIT	155,123
14,865	Kite Realty Group Trust - REIT	336,692
6,888	Phillips Edison & Co., Inc. - REIT	241,287
9,612	PotlatchDeltic Corp. - REIT	368,812
9,374	UMH Properties, Inc. - REIT	157,389
10,157	Xenia Hotels & Resorts, Inc. - REIT	127,674
		2,598,818
	UTILITIES — 4.3%
1,976	ALLETE, Inc.	126,602
4,029	American States Water Co.	308,863
7,662	Avista Corp.	290,773

Kennedy Capital Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
3,563	IDACORP, Inc.	$411,348
7,273	UGI Corp.	264,883
		1,402,469
	TOTAL COMMON STOCKS
	(Cost $30,193,853)	32,347,560
	SHORT-TERM INVESTMENTS — 2.6%
857,204	Goldman Sachs FS Government Fund - Institutional Class, 4.11%[2]	857,204
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $857,204)	857,204

	TOTAL INVESTMENTS — 100.8%
	(Cost $31,051,057)	33,204,764
	Liabilities in Excess of Other Assets — (0.8)%	(252,950)
	NET ASSETS — 100.0%	$32,951,814

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Assets:
Investments, at value (cost $56,423,109, $375,369 and $31,051,057, respectively)	$65,528,855	$510,564	$33,204,764
Receivables:
Investment securities sold	360,906	-	-
Fund shares sold	129,301	-	84
Dividends and interest	27,595	52	34,405
Due from Advisor	-	16,395	-
Prepaid expenses	15,447	8,585	8,335
Total assets	66,062,104	535,596	33,247,588

Liabilities:
Payables:
Investment securities purchased	187,182	-	232,318
Fund shares redeemed	20,000	-	5
Offering costs - Advisor	-	16,685	16,685
Advisory fees	24,289	-	3,700
Fund administration and accounting fees	15,667	13,136	12,061
Transfer agent fees and expenses	5,447	2,186	1,167
Custody fees	2,483	572	414
Trustees' deferred compensation (Note 3)	24,487	11,887	12,227
Auditing fees	9,510	7,810	8,811
Legal fees	6,509	7,691	4,369
Trustees' fees and expenses	4,736	1,134	1,251
Chief Compliance Officer fees	1,353	569	976
Accrued other expenses	6,079	1,020	1,790
Total liabilities	307,742	62,690	295,774
Commitments and contingencies (Note 3)
Net Assets	$65,754,362	$472,906	$32,951,814

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$55,769,726	$342,854	$29,528,915
Total distributable earnings (accumulated deficit)	9,984,636	130,052	3,422,899
Net Assets	$65,754,362	$472,906	$32,951,814

Maximum Offering Price per Share:
Institutional Class:
Net assets applicable to shares outstanding	$65,754,362	$472,906	$32,951,814
Shares of beneficial interest issued and outstanding	4,091,349	37,769	2,730,035
Net asset value, offering and redemption price per share	$16.07	$12.52	$12.07

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	Kennedy Capital ESG SMID Cap Fund	Kennedy Capital Small Cap Growth Fund	Kennedy Capital Small Cap Value Fund
Investment income:
Dividends	$275,998	$390	$214,375
Interest	53,795	369	11,154
Total investment income	329,793	759	225,529

Expenses:
Advisory fees	233,707	2,022	98,906
Fund administration and accounting fees	51,227	44,629	46,127
Transfer agent fees and expenses	10,973	5,682	6,202
Custody fees	5,080	5,139	7,525
Registration fees	13,414	9,162	10,784
Auditing fees	8,431	8,415	8,415
Trustees' fees and expenses	7,324	6,516	5,454
Legal fees	6,102	3,566	4,732
Chief Compliance Officer fees	4,959	4,447	5,271
Shareholder reporting fees	4,204	4,488	3,049
Insurance fees	2,463	2,073	2,217
Miscellaneous	1,137	2,527	3,767
Total expenses	349,021	98,666	202,449
Advisory fees recovered (waived)	(93,501)	(2,022)	(95,118)
Other expenses reimbursed	-	(94,448)	-
Net expenses	255,520	2,196	107,331
Net investment income (loss)	74,273	(1,437)	118,198

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,014,166	37,193	397,822
Net change in unrealized appreciation (depreciation) on investments	(570,823)	(34,928)	(555,934)
Net realized and unrealized gain (loss)	443,343	2,265	(158,112)

Net Increase (Decrease) in Net Assets from Operations	$517,616	$828	$(39,914)

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$74,273	$112,064
Net realized gain (loss) on investments	1,014,166	2,000,800
Net change in unrealized appreciation (depreciation) on investments	(570,823)	3,364,411
Net increase (decrease) in net assets resulting from operations	517,616	5,477,275

Distributions to Shareholders:
Institutional Class	-	(116,586)
Total distributions to shareholders	-	(116,586)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	3,007,636	6,706,991
Reinvestment of distributions:
Institutional Class	-	92,104
Cost of shares redeemed:
Institutional Class	(1,700,735)	(5,972,954)
Net increase (decrease) in net assets from capital transactions	1,306,901	826,141

Total increase (decrease) in net assets	1,824,517	6,186,830

Net Assets:
Beginning of period	63,929,845	57,743,015
End of period	$65,754,362	$63,929,845

Capital Share Transactions:
Shares sold:
Institutional Class	195,837	440,722
Shares reinvested:
Institutional Class	-	5,434
Shares redeemed:
Institutional Class	(108,646)	(387,627)
Net increase (decrease) in capital share transactions	87,191	58,529

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,437)	$(2,870)
Net realized gain (loss) on investments	37,193	(533)
Net change in unrealized appreciation (depreciation) on investments	(34,928)	90,494
Net increase (decrease) in net assets resulting from operations	828	87,091

Distributions to Shareholders:
Institutional Class	-	(5,587)
Total distributions to shareholders	-	(5,587)

Capital Transactions:
Reinvestment of distributions:
Institutional Class	-	5,587
Cost of shares redeemed:
Institutional Class	(169,103)	-
Net increase (decrease) in net assets from capital transactions	(169,103)	5,587

Total increase (decrease) in net assets	(168,275)	87,091

Net Assets:
Beginning of period	641,181	554,090
End of period	$472,906	$641,181

Capital Share Transactions:
Shares reinvested:
Institutional Class	-	419
Shares redeemed:
Institutional Class	(13,347)	-
Net increase (decrease) in capital share transactions	(13,347)	419

See accompanying Notes to Financial Statements.

Kennedy Capital Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$118,198	$173,578
Net realized gain (loss) on investments	397,822	1,693,566
Net change in unrealized appreciation (depreciation) on investments	(555,934)	803,466
Net increase (decrease) in net assets resulting from operations	(39,914)	2,670,610

Distributions to Shareholders:
Institutional Class	-	(1,218,326)
Total distributions to shareholders	-	(1,218,326)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	12,292,534	5,316,745
Reinvestment of distributions:
Institutional Class	-	1,207,934
Cost of shares redeemed:
Institutional Class	(2,113,937)	(406,674)
Net increase (decrease) in net assets from capital transactions	10,178,597	6,118,005

Total increase (decrease) in net assets	10,138,683	7,570,289

Net Assets:
Beginning of period	22,813,131	15,242,842
End of period	$32,951,814	$22,813,131

Capital Share Transactions:
Shares sold:
Institutional Class	1,027,142	465,120
Shares reinvested:
Institutional Class	-	92,633
Shares redeemed:
Institutional Class	(176,785)	(31,327)
Net increase (decrease) in capital share transactions	850,357	526,426

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital ESG SMID Cap Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.97	$14.63	$12.59	$15.39	$13.11	$10.86
Income from Investment Operations:
Net investment income (loss)[1]	0.02	0.03	0.05	- [2]	(0.01)	- [2]
Net realized and unrealized gain (loss)	0.08	1.34	2.03	(2.74)	3.31	2.28
Total from investment operations	0.10	1.37	2.08	(2.74)	3.30	2.28

Less Distributions:
From net investment income	-	(0.03)	(0.04)	(0.01)	-	(0.03)
From net realized gain	-	-	-	(0.05)	(1.02)	-
Total distributions	-	(0.03)	(0.04)	(0.06)	(1.02)	(0.03)
Net asset value, end of period	$16.07	$15.97	$14.63	$12.59	$15.39	$13.11

Total return[3]	0.63%[4]	9.35%	16.56%	(17.82)%	25.47%	20.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,754	$63,930	$57,743	$38,891	$13,327	$6,368

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.12%[5]	1.17%[6]	1.28%	1.52%	2.49%	15.92%
After fees waived and expenses absorbed/recovered	0.82%[5]	0.82%[6]	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(0.06)%[5]	(0.16)%	(0.08)%	(0.71)%	(1.75)%	(15.08)%
After fees waived and expenses absorbed/recovered	0.24%[5]	0.19%	0.38%	(0.01)%	(0.08)%	0.02%

Portfolio turnover rate	25%[4]	59%	58%	50%	87%	63%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Growth Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,		For the Period April 27, 2022* through
	(Unaudited)	2024	2023	December 31, 2022
Net asset value, beginning of period	$12.54	$10.93	$9.42	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	0.01	1.78	1.58	(0.45)
Total from investment operations	(0.02)	1.72	1.55	(0.49)

Less Distributions:
From net investment income	-	(0.11)	(0.04)	(-)[2]
From net realized gain	-	-	-	(0.09)
Total distributions	-	(0.11)	(0.04)	(0.09)
Net asset value, end of period	$12.52	$12.54	$10.93	$9.42

Total return[3]	(0.16)%[4]	15.68%	16.53%	(4.89)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$473	$641	$554	$475

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	39.99%[5]	32.66%[6]	33.44%	37.88%[5]
After fees waived and expenses absorbed/recovered	0.89%[5]	0.89%[6]	0.89%	0.89%[5]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	(39.68)%[5]	(32.25)%	(32.82)%	(37.59)%[5]
After fees waived and expenses absorbed/recovered	(0.58)%[5]	(0.48)%	(0.27)%	(0.60)%[5]

Portfolio turnover rate	13%[4]	44%	37%	17%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Kennedy Capital Small Cap Value Fund

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,		For the Period April 27, 2022* through
	(Unaudited)	2024	2023	December 31, 2022
Net asset value, beginning of period	$12.14	$11.26	$9.84	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.10	0.12	0.08
Net realized and unrealized gain (loss)	(0.13)	1.47	1.50	(0.11)
Total from investment operations	(0.07)	1.57	1.62	(0.03)

Less Distributions:
From net investment income	-	(0.11)	(0.09)	(0.03)
From net realized gain	-	(0.58)	(0.11)	(0.10)
Total distributions	-	(0.69)	(0.20)	(0.13)
Net asset value, end of period	$12.07	$12.14	$11.26	$9.84

Total return[2]	(0.58)%[3]	13.54%	16.55%	(0.34)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,952	$22,813	$15,243	$5,615

Ratio of expenses to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	1.68%[4]	1.84%[5]	2.41%	10.08%[4]
After fees waived and expenses absorbed/recovered	0.89%[4]	0.89%[5]	0.89%	0.89%[4]
Ratio of net investment income (loss) to average net assets (including excise tax expense and interest expense):
Before fees waived and expenses absorbed/recovered	0.19%[4]	(0.09)%	(0.37)%	(8.06)%[4]
After fees waived and expenses absorbed/recovered	0.98%[4]	0.86%	1.15%	1.13%[4]

Portfolio turnover rate	24%[3]	49%	50%	220%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If excise tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘ESG SMID Cap Fund”), Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”) are organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Kennedy Capital ESG SMID Cap Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Growth Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

The Kennedy Capital Small Cap Value Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on April 27, 2022. The Fund’s Investor Class shares are not currently available for purchase.

With regards to the ESG SMID Cap Fund, the Small Cap Growth Fund, and the Small Cap Value Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is a party to the expense limitation agreement as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds’ might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds’ must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets of the Institutional Class shares. This agreement is in effect until April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the investment advisory fee annual rate and the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Institutional Class
ESG SMID Cap Fund	0.75%	0.82%
Small Cap Growth Fund	0.82%	0.89%
Small Cap Value Fund	0.82%	0.89%

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

For the six months ended June 30, 2025, the Advisor waived its advisory fees and absorbed other expenses totaling $93,501, $96,470, and $95,118 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2025, the amount of these potentially recoverable expenses was $731,210, $571,844, and $573,090 for the ESG SMID Cap Fund, Small Cap Growth Fund, and Small Cap Value Fund, respectively. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
2025	$216,728	$120,070	$120,419
2026	207,238	163,915	165,287
2027	213,743	191,389	192,266
2028	93,501	96,470	95,118
Total	$731,210	$571,844	$573,090

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2025, are reported on the Statements of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and will be disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2025 are reported on the Statements of Operations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost of investments	$56,770,832	$375,445	$31,068,879

Gross unrealized appreciation	$11,882,144	$158,824	$3,970,742
Gross unrealized depreciation	(3,124,121)	(23,705)	(1,834,857)
Net unrealized appreciation (depreciation) on investments	$8,758,023	$135,119	$2,135,885

The difference between cost amounts for financial statements and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	ESG SMID Cap Fund	Small Cap Growth Fund	Small Cap Value Fund
Undistributed ordinary income	$160,404	$2,005	$116,989
Undistributed long-term gains	-	-	664,007
Tax accumulated earnings	160,404	2,005	780,996

Accumulated capital and other losses	-	(28,413)	-

Unrealized appreciation (depreciation) on investments	9,328,846	165,339	2,691,819
Unrealized deferred compensation	(22,230)	(9,707)	(10,002)

Total accumulated earnings (deficit)	$9,467,020	$129,224	$3,462,813

As of December 31, 2024, the Funds had net capital loss carryovers as follows:

Not Subject to Expiration
	Short-Term	Long-Term
ESG SMID Cap Fund	$-	$-
Small Cap Growth Fund	-	28,413
Small Cap Value Fund	-	-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The tax character of the distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	ESG SMID Cap Fund		Small Cap Growth Fund		Small Cap Value Fund
	2024	2023	2024	2023	2024	2023
Distributions paid from:
Ordinary income	$116,586	$164,162	$5,587	$2,185	$418,772	$245,119
Long-term capital gains	-	-	-	-	799,554	15,342
Total distributions paid	$116,586	$164,162	$5,587	$2,185	$1,218,326	$260,461

Note 5 – Investment Transactions

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
ESG SMID Cap Fund	$16,176,725	$15,222,587
Small Cap Growth Fund	69,887	251,710
Small Cap Value Fund	15,986,325	5,963,688

Note 6 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. As of June 30, 2025, the Investor Class shares had not commenced operations. Institutional Class shares are not subject to any distribution or service fees under the plan.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Funds’ assets carried at fair value:

ESG SMID Cap Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$62,999,987	$-	$-	$62,999,987
Short-Term Investments	2,528,868	-	-	2,528,868
Total Assets	$65,528,855	$-	$-	$65,528,855

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Small Cap Growth Fund	Level 1	Level 2*	Level 3	Total
Assets
Investments
Common Stocks
Communication Services	$18,211	$-	$-	$18,211
Consumer Discretionary	70,647	-	-	70,647
Consumer Staples	14,038	-	-	14,038
Energy	5,345	-	-	5,345
Financials	43,178	-	-	43,178
Health Care	86,747	-	0	86,747
Industrials	127,450	-	-	127,450
Information Technology	118,613	-	-	118,613
Materials	8,490	-	-	8,490
Short-Term Investments	17,845	-	-	17,845
Total Assets	$510,564	$-	$0	$510,564

*	The Fund did not hold any Level 2 securities at period end.

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$32,347,560	$-	$-	$32,347,560
Short-Term Investments	857,204	-	-	857,204
Total Assets	$33,204,764	$-	$-	$33,204,764

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Small Cap Growth Fund
Beginning balance December 31, 2024	$0
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Net purchases	-
Return of Capital	-
Net sales	-
Balance as of June 30, 2025	$0

Kennedy Capital Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

Small Cap Growth Fund
Asset Class	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Common Stock	$0	Market Approach	Discount for lack of marketability	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10- New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on April 23, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kennedy Capital Management LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	Kennedy Capital ESG SMID Cap Fund (the “ESG SMID Cap Fund”),

●	Kennedy Capital Small Cap Growth Fund (the “Small Cap Growth Fund”), and

●	Kennedy Capital Small Cap Value Fund (the “Small Cap Value Fund”).

In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each a “Fund Universe”) for various periods ended January 31, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The ESG SMID Cap Fund’s annualized total return for the five-year period was above the Peer Group and Small Blend Fund Universe median returns and the Russell 2500 Index return, but below the Russell 3000 Index return by 3.67%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns, the Russell 2500 Index return, and the Russell 3000 Index return by 0.04%, 0.66%, 0.74%, and 5.47%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns, the Russell 2500 Index return, and the Russell 3000 Index return by 1.26%, 1.27%, 2.91%, and 10.15%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the Russell 2500 Index for the one-year period was driven by unfavorable stock selection in the consumer discretionary, health care, and financials sectors, including the absence of exposure to retail brokerage businesses within the financials sector. The Trustees also considered the Advisor’s belief that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index was added as the Fund’s broad-based securities market index solely to comply with a new regulatory requirement.

•	The Small Cap Growth Fund’s total return for the one-year period was above the Peer Group and Small Growth Fund Universe median returns and the Russell 2000 Growth Index return, but below the Russell 3000 Index return by 1.54%. The Trustees considered the Advisor’s assertion that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index was added as the Fund’s broad-based securities market index solely to comply with a new regulatory requirement.

•	The Small Cap Value Fund’s total return for the one-year period was above the Peer Group and Small Value Fund Universe median returns and the Russell 2000 Value Index return, but lower than the Russell 3000 Index return by 3.99%. The Trustees considered the Advisor’s assertion that the Russell 3000 Index is not an appropriate benchmark for purposes of comparing the Fund’s performance, and that the Russell 3000 Index was added as the Fund’s broad-based securities market index solely to comply with a new regulatory requirement.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the Advisor’s organization and operations, the Advisor’s commitment to the maintenance and growth of the Funds’ assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The ESG SMID Cap Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Small Blend Fund Universe medians. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was below the Small Growth Fund Universe median and the same as the Peer Group median. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Value Fund’s annual investment advisory fee (gross of fee waivers) was slightly above the Peer Group and Small Value Fund Universe medians by 0.01% and 0.02%, respectively. The Trustees considered that the Fund’s advisory fee was not in the highest quartile funds in the Peer Group or the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Advisor’s separate account clients. The Trustees also considered that the Fund’s advisory fee was within the range of the advisory fees paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended January 31, 2025. The Board noted that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Small Cap Growth Fund and Small Cap Value Fund, had waived a significant portion of its advisory fee for the ESG SMID Cap Fund, and had not realized a profit with respect to any of the Funds.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025